Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 672,830	$ 642,612
Allowance for credit losses	5,492	5,626
Carrying value of loans net of ACL	667,338	636,986
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	330,991	319,678
Allowance for credit losses	835	802
Carrying value of loans net of ACL	330,156	318,876
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	198,121	192,773
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	72,364	71,074
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	15,000	12,860
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,869	3,188
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	995	659
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	40,322	37,793
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,320	1,331
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	92,622	91,540
Allowance for credit losses	2,249	2,341
Carrying value of loans net of ACL	90,373	89,199
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,402	30,253
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,334	26,293
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,410	9,417
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	7,972	7,993
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,348	1,239
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16,336	15,512
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	820	833
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	133,156	128,522
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	90,812	88,322
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	18,553	17,892
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	7,444	6,894
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,865	3,848
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	350	236
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	12,132	11,330
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	569,914	552,190
Allowance for credit losses	4,249	4,354
Carrying value of loans net of ACL	565,665	547,836
Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	320,978	312,941
Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	119,829	117,682
Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	34,983	32,003
Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	18,349	18,491
Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,225	2,664
Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	70,410	66,245
Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,140	2,164
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	236,072	218,944
Allowance for credit losses	1,243	1,272
Carrying value of loans net of ACL	234,829	217,672
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,193	2,162
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,295	2,292
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	125,389	111,678
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	103,038	99,515
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,157	3,297
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	267,686	263,546
Allowance for credit losses	55	65
Carrying value of undrawn loan commitments net of ACL	267,631	263,481
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4,071	4,155
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	105	102
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	192,583	187,322
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	69,567	69,795
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,360	2,172
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,145	12,450
Allowance for credit losses	1,165	1,211
Carrying value of loans net of ACL	11,980	11,239
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,643	1,593
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,578	2,423
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,129	2,832
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,643	3,462
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	532	530
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,620	1,610
Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	503,758	482,490
Allowance for credit losses	1,298	1,337
Carrying value of loans net of ACL	502,460	481,153
Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,264	6,317
Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,400	2,394
Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	317,972	299,000
Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	172,605	169,310
Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,517	5,469
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	319,062	300,681
Allowance for credit losses	161	152
Carrying value of loans net of ACL	318,901	300,529
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	196,025	187,163
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	71,805	69,306
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,267	9,170
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	931	904
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58	16
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	36,976	34,122
Stage one exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	85,149	84,021
Allowance for credit losses	655	644
Carrying value of loans net of ACL	84,494	83,377
Stage one exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,259	30,085
Stage one exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	25,792	25,719
Stage one exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,343	8,290
Stage one exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,738	5,686
Stage one exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	60	82
Stage one exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	14,957	14,159
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	130,617	125,299
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	90,799	88,308
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	18,536	17,880
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	7,413	6,858
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,522	3,103
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	31	24
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	10,316	9,126
Stage one exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	545,892	519,888
Allowance for credit losses	1,215	1,148
Carrying value of loans net of ACL	544,677	518,740
Stage one exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	318,655	307,073
Stage one exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	118,606	115,193
Stage one exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	32,052	26,984
Stage one exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,917	11,930
Stage one exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	180	143
Stage one exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	63,482	58,565
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	220,254	204,913
Allowance for credit losses	198	186
Carrying value of loans net of ACL	220,056	204,727
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,184	2,151
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	123,762	110,786
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	94,279	91,945
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	29	31
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	260,806	256,232
Allowance for credit losses	35	26
Carrying value of undrawn loan commitments net of ACL	260,771	256,206
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4,071	4,155
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	191,064	186,056
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	65,659	66,009
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	12	12
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,064	9,887
Allowance for credit losses	399	352
Carrying value of loans net of ACL	10,665	9,535
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,572	1,517
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,473	2,288
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,029	2,666
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,726	2,237
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	31	21
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,233	1,158
Stage one exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	481,060	461,145
Allowance for credit losses	233	212
Carrying value of loans net of ACL	480,827	460,933
Stage one exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,255	6,306
Stage one exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	314,826	296,842
Stage one exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	159,938	157,954
Stage one exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	41	43
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,609	17,666
Allowance for credit losses	279	276
Carrying value of loans net of ACL	10,330	17,390
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,096	5,610
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	559	1,768
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,733	3,690
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,938	2,284
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	937	643
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,346	3,671
Stage two exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,653	6,686
Allowance for credit losses	1,020	1,071
Carrying value of loans net of ACL	5,633	5,615
Stage two exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	143	168
Stage two exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	542	574
Stage two exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,067	1,127
Stage two exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,234	2,307
Stage two exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,288	1,157
Stage two exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,379	1,353
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	2,539	3,223
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	13	14
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17	12
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	31	36
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	343	745
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	319	212
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,816	2,204
Stage two exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	21,882	30,138
Allowance for credit losses	2,065	2,206
Carrying value of loans net of ACL	19,817	27,932
Stage two exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,323	5,868
Stage two exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,223	2,489
Stage two exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,931	5,019
Stage two exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,432	6,561
Stage two exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,045	2,521
Stage two exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,928	7,680
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,523	11,739
Allowance for credit losses	391	431
Carrying value of loans net of ACL	13,132	11,308
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9	11
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,627	892
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,759	7,570
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,128	3,266
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,775	7,212
Allowance for credit losses	20	39
Carrying value of undrawn loan commitments net of ACL	6,755	7,173
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,519	1,266
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,908	3,786
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,348	2,160
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,081	2,563
Allowance for credit losses	766	859
Carrying value of loans net of ACL	1,315	1,704
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	71	76
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	105	135
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	100	166
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	917	1,225
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	501	509
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	387	452
Stage two exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	20,298	18,951
Allowance for credit losses	411	470
Carrying value of loans net of ACL	19,887	18,481
Stage two exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9	11
Stage two exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,146	2,158
Stage two exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,667	11,356
Stage two exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,476	5,426
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,320	1,331
Allowance for credit losses	395	374
Carrying value of loans net of ACL	925	957
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,320	1,331
Stage three exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	820	833
Allowance for credit losses	574	626
Carrying value of loans net of ACL	246	207
Stage three exposure [Member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	820	833
Stage three exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,140	2,164
Allowance for credit losses	969	1,000
Carrying value of loans net of ACL	1,171	1,164
Stage three exposure [Member] | Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,140	2,164
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,295	2,292
Allowance for credit losses	654	655
Carrying value of loans net of ACL	1,641	1,637
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,295	2,292
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	105	102
Carrying value of undrawn loan commitments net of ACL	105	102
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	105	102
Stage three exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,400	2,394
Allowance for credit losses	654	655
Carrying value of loans net of ACL	1,746	1,739
Stage three exposure [Member] | Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 2,400	$ 2,394